Employee Benefits (Details) - Schedule of employee defined benefit plan - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of employee defined benefit plan [Abstract]
Current service cost	$ 226	$ 367
Interest cost on benefit obligation	364	160
Actuarial gains and losses	(523)	91
Net benefit expense	$ 67	$ 618